CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 516,167	$ 354,760
Restricted cash, current	184,719	97,988
Short-term investments	105,843	455,184
Accounts receivable (net of allowance of US$21,397 and US$28,671 as of December 31, 2014 and September 30, 2015, respectively)	120,799	49,691
Funds receivable	42,858	62,163
Prepayments and other current assets	46,582	30,161
Commitment deposits	17,049	47,312
Loans receivable, current	244,293	$ 79,641
Amount due from related parties	365
Deferred tax assets, current	3,831	$ 2,991
Total current assets	1,282,506	1,179,891
Non-current assets:
Property and equipment, net	220,223	217,105
Prepaid land lease payments	794
Loans receivable, non-current	$ 40,970	2,009
Restricted cash, non-current		109,495
Deferred tax assets, non-current	$ 1,362	1,570
Deposit for non-current assets	102,648	86,515
Long-term investment	234,070	121,292
Prepayment for business acquisition	9,806	9,806
Other non-current assets	10,276	16,556
Total non-current assets	620,149	564,348
Total assets	1,902,655	1,744,239
Current liabilities:
Short-term loans	172,750	80,750
Deferred revenue	110,342	119,042
Accrued expenses and other liabilities	318,118	221,901
Customers' refundable fees	80,184	42,392
Income tax payable	$ 4,817	35,394
Amounts due to a related party		660
Total current liabilities	$ 686,211	500,139
Non-current liabilities:
Long-term loans		100,000
Convertible senior notes	$ 500,000	400,000
Deferred tax liabilities, non-current	78,178	111,026
Other non-current liabilities	350	385
Total non-current liabilities	578,528	611,411
Total liabilities	1,264,739	1,111,550
Equity:
Additional paid-in capital	207,074	101,072
Accumulated other comprehensive income	6,701	49,566
Retained earnings	412,279	471,352
Total SouFun Holdings Limited shareholders' equity	637,151	632,609
Noncontrolling interests	765	80
Total shareholders' equity	637,916	632,689
Total liabilities and shareholders' equity	1,902,655	1,744,239
Common Class A [Member]
Equity:
Ordinary shares	7,973	7,495
Common Class B [Member]
Equity:
Ordinary shares	$ 3,124	$ 3,124